Taxes (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Taxes (Details) [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Taxes, description		Shenzhen Yiruan, Shenzhen Yiyun, Shenzhen Yidian and Shenzhen Duodian are qualified as software companies by local taxing authority, and obtained two years of tax exempt status and three years at reduced income tax rate of 12.5%. After the initial 5 years, the Company can apply for the reduced rate in a yearly basis. In addition, 75% of R&D expenses of Shenzhen Kuxuan and Shenzhen Yiruan are subject to additional deduction from pre-tax income.	Shenzhen Yiruan, Shenzhen Yiyun, Shenzhen Yidian and Shenzhen Duodian are qualified as software companies by local taxing authority, and obtained two years of tax exempt status and three years at reduced income tax rate of 12.5%. After the initial 5 years, the Company can apply for the reduced rate in a yearly basis. In addition, 75% of R&D expenses of Shenzhen Kuxuan and Shenzhen Yiruan are subject to additional deduction from pre-tax income.
Tax exemption, description		Korgas Shengyou, Korgas Wimi, and Korgas 233 were formed and registered in Korgas in Xinjiang Provence, China from 2016 to 2017, and Kashi Duodian was formed and registered in Kashi in Xinjiang Provence, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.	Korgas Shengyou, Korgas Wimi, and Korgas 233 were formed and registered in Korgas in Xinjiang Provence, China from 2016 to 2017, and Kashi Duodian was formed and registered in Kashi in Xinjiang Provence, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.
Income tax reduced rate		15.00%	15.00%
Income tax saving amount		¥ 23,679,290	$ 3,394,296	¥ 20,619,510	¥ 22,769,752
Basic | (per share)		¥ 1.02	$ 0.15	¥ 0.89	¥ 0.73
Diluted | (per share)		¥ 0.94	$ 0.13	¥ 0.88	¥ 0.73
Net operating loss carry forwards (in Dollars) | $			$ 13,025,860
Income tax rate		3.00%	3.00%	7.80%	0.70%
CHINA
Taxes (Details) [Line Items]
Basic and diluted earnings per shares (in Yuan Renminbi per share)				¥ 0.21	¥ 0.24
Basic		¥ 0.24
Diluted		¥ 0.22
Income tax rate		6.00%	6.00%
Enterprise Income Tax [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate		25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate		15.00%	15.00%
Taxes, description	subject to a requirement that they re-apply for HNTE status every three years. Shenzhen KXY obtained the “high-tech enterprise” tax status in October 2015, which reduced its statutory income tax rate to 15% from November 2016 to November 2019.
Hong Kong, Dollars
Taxes (Details) [Line Items]
Statutory income tax rate		16.50%	16.50%